REDEEMABLE NON-CONTROLLING INTEREST (Details)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Aug. 31, 2010	Apr. 30, 2007 USD ($)
Redeemable Non Controlling Interest Details [Abstract]
Fair value of the arrangement with IFC regarding 5% of Finansbank ordinary shares	€ 256,700,000	€ 257,400,000
Consideration for the disposal of 5% of Finansbank ordinary shares to IFC				$ 259,200,000
Percentage Of disposal of Finansbank ordinary shares to IFC				5.00%
Percentage Of Banca Romaneasca's Ordinary Shares Subject To Put Call Arrangements	10.20%
Put Call Agreement For Stopanska Bankas Share Capital			10.80%